Basis of Presentation and General information	12 Months Ended
Dec. 31, 2019
Basis of Presentation and General information [Abstract]
Basis of Presentation and General information
1.	Basis of Presentation and General information

Castor Maritime Inc. ("Castor") was incorporated on September 11, 2017 under the laws of the Republic of the Marshall Islands. The accompanying consolidated financial statements include the accounts of Castor and its wholly-owned subsidiaries (collectively, the "Company").

The Company is engaged in the worldwide ocean transportation of dry bulk cargoes through its vessel-owning subsidiaries. On December 21, 2018, Castor's common shares began trading on the Norwegian OTC and on February 11, 2019, they began trading on the NASDAQ Stock Market under the ticker symbol "CTRM".

Castor is controlled by Thalassa Investment Co. S.A. ("Thalassa"), a corporation incorporated in Liberia, which as of December 31, 2019, held 33.9% of the Company's common shares and 100% of the Series B preferred shares and, accordingly, could control the outcome of matters on which shareholders are entitled to vote.  Thalassa is wholly-owned and controlled by Petros Panagiotidis, the Company's Chairman, Chief Executive Officer and Chief Financial Officer.

Pavimar S.A., a corporation incorporated under the laws of the Republic of the Marshall Islands ("Pavimar", or "the Manager"), a related party controlled by the sister of Petros Panagiotidis, Ismini Panagiotidis, provides technical, crew and operational management services to the Company.

On September 22, 2017, Castor entered into a share exchange agreement (the "Exchange Agreement") with the shareholders of Spetses Shipping Co. ("Spetses"), a corporation incorporated under the laws of the Marshall Islands on December 13, 2016 and the 100% owner of the Magic P, a 76,453 DWT, 2004 built, Panamax, dry-bulk carrier vessel, to acquire all of the outstanding common shares of Spetses in exchange for Castor issuing (i) 2,400,000 common shares proportionally to the then shareholders of Spetses, (ii) 12,000 Series B preferred shares to Thalassa, and (iii) 480,000  9.75% Series A cumulative redeemable perpetual preferred shares to the then shareholders of Spetses excluding Thalassa, all at par value of $0.001 (the "Series A Preferred Shares"). As the Exchange Agreement also involved the issuance of preferred shares, which were a new and additional class of shares, these have been recorded at fair value. As further discussed in Note 7, the Company recorded a deemed distribution of $2.7 million representing the fair value of the Series A Preferred Shares. The Series B preferred shares were deemed to have a fair value of zero as they have no rights to dividends, do not have redemption/call rights and do not have any redemption features or a liquidation preference. Following the completion of the exchange, Spetses became a wholly owned subsidiary of Castor. Prior to the date of the Exchange Agreement, 100% of Castor's issued and outstanding common shares were held by Thalassa, and Thalassa also held 52% of the issued and outstanding common shares of Spetses.

As the transaction involved companies under common control, the transaction was accounted at the entities' historical carrying amounts and in accordance with ASC 805-50-45 whereby the Company's consolidated financial statements present the results of operations for the period in which the transfer occurred as though the transfer of net assets and exchange of equity interests had occurred on the date Spetses was incorporated and as if Spetses was from its date of incorporation a consolidated subsidiary of the Company. Results of operations and cash flows for the period December 13, 2016 to September 30, 2017 comprise those of the previously separate entities combined from the date of their incorporation to the date the transfer was completed and those of the combined operations and cash flows from that date to September 30, 2017. Hence, the first reporting period of these consolidated financial statements was from December 13, 2016, the date Spetses was incorporated, to September 30, 2017 being the Company's first reporting period.

As of December 31, 2019, the Company was the sole owner of all outstanding shares of the following subsidiary companies:

Vessel owning subsidiaries consolidated:

Company	Country of incorporation	Vessel Name	DWT	Year Built	Delivery date to Castor
Spetses Shipping Co. ("Spetses")	Marshall Islands	Magic P	76,453	2004	February 2017
Bistro Maritime Co. ("Bistro")	Marshall Islands	Magic Sun	75,311	2001	September 2019
Pikachu Shipping Co. ("Pikachu")	Marshall Islands	Magic Moon	76,602	2005	October 2019

Change of Fiscal Year

On September 27, 2019, the Company's Board of Directors authorized a change in its fiscal year end from September 30 to December 31.  This change in the Company's fiscal year end resulted in a three-month transition period from October 1, 2018 to December 31, 2018 (the "Transition Period"). On December 16, 2019, the Company filed an audited transition report on Form 20-F with the U.S. Securities and Exchange Commission for the Transition Period.

During the period ended September 30, 2017, the year ended September 30, 2018, the Transition Period ended December 31, 2018 and the year ended December 31, 2019, charterers that individually accounted for more than 10% of the Company's revenues (as percentages of total revenues) were as follows:

Charterer	Period ended September 30, 2017	Year Ended September 30, 2018	Three Months Ended December 31, 2018	Year Ended December 31, 2019
A	81%	24%	100%	63%
B	16%	—%	—%	—%
C	—%	52%	—%	—%
D	—%	17%	—%	—%
E	—%	—%	—%	13%
F	—%	—%	—%	12%
G	—%	—%	—%	12%
Total	97%	93%	100%	100%